Details of Cash From Operating Activities	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Details of Cash From Operating Activities

6. DETAILS OF CASH FROM OPERATING ACTIVITIES

[a]	Cash, cash equivalents and restricted cash equivalents consist of:

	2018	2017
Bank term deposits and bankers’ acceptances	$314	$234
Cash	370	492

Cash and cash equivalents	$684	$726
Restricted cash equivalents included in prepaid expenses [note 17]	118	113

	$802	$839

[b]	Items not involving current cash flows:

	2018	2017 [As Adjusted – Note 2]
Depreciation and amortization	$1,278	$1,184
Amortization of other assets included in cost of goods sold	172	127
Impairment charges [note 4]	74	81
Other non-cash charges	7	(2)
Deferred income taxes [note 12]	31	(6)
Dividends received in excess of equity income	33	2
Non-cash portion of Other expense, net	(56)	(71)

	$1,539	$1,315

[c]	Changes in operating assets and liabilities:

	2018	2017 [As Adjusted – Note 2]
Accounts receivable	$(351)	$(292)
Inventories	(92)	(397)
Prepaid expenses and other	9	25
Accounts payable	265	512
Accrued salaries and wages	(3)	7
Other accrued liabilities	105	(15)
Income taxes payable	(86)	(53)

	$(153)	$(213)